Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
No-Load
Shareholder Report [Line Items]
Fund Name	Castle Tandem Fund
Class Name	Castle Tandem Fund
Trading Symbol	TANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Castle Tandem Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleim.com/tandx/literature/. You can also request this information by contacting us at 1-877-743-7820.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-743-7820
Additional Information Website	https://www.castleim.com/tandx/literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Castle Tandem Fund	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2025, the Fund returned 13.68% while its benchmark, the S&P 500® Index (the "S&P®"), advanced 15.16%. The Fund performed particularly well during the first quarter of 2025, moving up 5.09% while the S&P® lost 4.27%. This divergence was primarily driven by the types of stocks that the Fund owns -- dividend growers - that outperformed during a volatile quarter for the broad stock market. For the fiscal year, our holdings in Intercontinental Exchange, Visa, and Amphenol were strong contributors to the Fund's performance. Comcast Corporation and Becton Dickinson & Co. were detractors from the Fund's performance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Castle Tandem Fund	13.68%	8.72%	9.26%
S&P 500® Index	15.16%	16.64%	15.17%

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 10, 2025
Net Assets	$ 34,621,753
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 316,202
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$34,621,753
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	17%
Total Advisory Fees Paid ($)	$316,202

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Intercontinental Exchange, Inc.	4.13%
Visa Inc. - Class A	4.10%
Abbott Laboratories	3.69%
Amphenol Corporation - Class A	3.65%
United States Treasury 0.00% Due 07/01/2025	3.61%
United States Treasury 4.22% Due 07/08/2025	3.61%
United States Treasury 4.23% Due 07/15/2025	3.60%
United States Treasury 4.23% Due 07/22/2025	3.60%
Goldman Sachs Financial Square Government Fund Institutional Class	3.60%
ResMed, Inc.	3.58%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Intercontinental Exchange, Inc.	4.13%
Visa Inc. - Class A	4.10%
Abbott Laboratories	3.69%
Amphenol Corporation - Class A	3.65%
United States Treasury 0.00% Due 07/01/2025	3.61%
United States Treasury 4.22% Due 07/08/2025	3.61%
United States Treasury 4.23% Due 07/15/2025	3.60%
United States Treasury 4.23% Due 07/22/2025	3.60%
Goldman Sachs Financial Square Government Fund Institutional Class	3.60%
ResMed, Inc.	3.58%

Material Fund Change [Text Block]
Material Fund Changes

Effective April 10, 2025, the Fund's "Institutional Shares" class is renamed as the "No-Load Shares" class. Therefore, all references to "Institutional Shares" in the Fund's prospectus and SAI is hereby replaced with "No-Load Shares." In addition, effective April 10, 2025, the Adviser has contractually agreed to waive Services Agreement fees by 0.58% of its average daily net assets through October 31, 2026. The Services Agreement fee waiver will automatically terminate on October 31, 2026 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2026. The waiver may be terminated by the Board of Trustees.

Material Fund Change Name [Text Block]	Effective April 10, 2025, the Fund's "Institutional Shares" class is renamed as the "No-Load Shares" class.
Material Fund Change Expenses [Text Block]	In addition, effective April 10, 2025, the Adviser has contractually agreed to waive Services Agreement fees by 0.58% of its average daily net assets through October 31, 2026.